Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 719	$ 515	$ 337
Share-based benefits	161	123	55
Post-retirement benefits	32	22	14
Termination benefits	242
Total	$ 1,154	$ 660	$ 406